Summary of Significant Accounting Policies: Marketing policy (Policies)	Mar. 31, 2023
Policies
Marketing policy

Marketing

The Company applies ASC 720 “Other Expenses” to account for marketing costs. Pursuant to ASC 720-35-25-1, the Company expenses marketing costs as incurred. Marketing costs include advertising and related expenses for third party personnel engaged in marketing and selling activities, including sales commissions, and third-party e-commerce platform fees and selling fees. The Company directs its customers to the Company’s ecommerce platform through social media, digital marketing, and promotional campaigns. Marketing costs were $360,180 and $721,104 for the three months ended March 31, 2023 and 2022, are included in selling and marketing expenses on the unaudited condensed consolidated statement of operations.